Income Taxes	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Income Taxes [Abstract]
Income Taxes
Note 23. Income Taxes
Income (loss) before income taxes comprised:
Years ended December 31:	2018	2017	2016
Canada	$170,538	$7,360	$380
Outside Canada	(2,709)	(45,767)	(17,086)
	$167,829	$(38,407)	$(16,706)

The components of income tax expense comprised:
Years ended December 31:	2018	2017	2016
Current taxes	$(867)	$(3,744)	$(4,540)
Deferred taxes	(55,238)	(3,141)	(1,454)
Resource revenue recovery (expense)	487	(1,773)	(1,020)
	$(55,618)	$(8,658)	$(7,014)

A reconciliation of income (loss) before income taxes to the provision for income taxes in the consolidated statements of operations is as follows:
Years ended December 31:	2018	2017	2016
Income (loss) before income taxes	$167,829	$(38,407)	$(16,706)
Computed (expense) recovery of income taxes	$(50,137)	$9,792	$4,344
Decrease (increase) in income taxes resulting from:
Subsidiaries’ tax rate differences	—	—	714
Other non-taxable income	45	7	6,057
Revisions to prior years	(1,355)	4,650	(112)
Taxable capital gains and losses on dispositions, net	(5,357)	(3,150)	(3,543)
Resource property revenue taxes	356	(1,311)	(755)
Unrecognized losses in current year	(1,411)	(20,916)	(15,623)
Previously unrecognized deferred income tax assets, net	3,041	2,877	5,747
Permanent differences	(306)	(363)	(1,448)
Other, net	(494)	(244)	(2,395)
Provision for income taxes	$(55,618)	$(8,658)	$(7,014)

For the year ended December 31, 2016, the Group’s income tax recovery was computed at the statutory tax rate of 26%. For the years ended December 31, 2018 and 2017, the income tax expense and recovery were computed at the domestic tax rates applicable to the countries concerned. MFC Bancorp has a zero tax rate under its tax jurisdiction since 2017.
In addition, the aggregate current and deferred income tax relating to items that are charged directly to other comprehensive income or loss was an expense of  $nil for the years ended December 31, 2018, 2017 and 2016.